First Trust Rising Dividend Achievers ETF Investment Strategy - First Trust Rising Dividend Achievers ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, calculated and maintained by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index measures the performance of a selection of securities that have increased their dividend value over the previous three year and five year annual periods. The Index is comprised of four Sub-Portfolios. The Index’s security eligibility criteria are evaluated within each Sub-Portfolio to determine which securities qualify for Index inclusion. In order to be eligible for inclusion in the Index, a security must be included in the Nasdaq US Benchmark IndexTM, meet the size and liquidity requirements of the Index, and must not be classified as a Mortgage Real Estate Investment Trust or a Real Estate Investment Trust according to the Industry Classification Benchmark (“ICB”). A security must also be issued by companies that meet the following characteristics: (i) have paid a dividend in the trailing twelve-month period greater than the dividend paid in the trailing twelve-month period three and five years prior; (ii) have a positive earnings-per-share in the trailing 12-month period greater than earnings-per-share in the trailing 12-month period three years prior; (iii) have a cash-to-debt ratio greater than 50%; and (iv) have a trailing 12-month period payout ratio no greater than 65%. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Fund may invest in companies with various market capitalizations and depositary receipts. According to the Index Provider, each Sub-Portfolio is reconstituted annually during its designated Index reconstitution quarter. If a company has a combined weight of 3% or more from the Sub-Portfolios not undergoing an Index reconstitution, the company will be ineligible for inclusion in the reconstituting Sub-Portfolio. During each Sub-Portfolio’s reconstitution, the securities that meet the eligibility thresholds are ranked in descending order by dollar dividend increase over the previous five year period and by current dividend yield and ascending order by payout ratio. These ranks are aggregated into a single combined rank with up to 50 securities with the lowest (most favorable) combined ranks selected for inclusion in the Index. At least 33 of the selected companies must be classified as large-cap, according to the Index Provider. In the event of a tie, the security with the higher dividend yield is given priority. If an ICB industry is represented by more than 15 securities, the industry’s highest-ranked component is removed from the selection of up to 50 securities and is replaced with the next-ranked eligible security not from that industry. If necessary, the large-cap requirement may be relaxed in order to satisfy this constraint. The selected securities for the reconstituting Sub-Portfolio are equally weighted and then combined with the Sub-Portfolios not undergoing a reconstitution to form the Index. Additionally, the Index is rebalanced annually in March so that each of the four Sub-Portfolios is equally weighted among each other, each representing 25% of the total Index weight. If an Index security is present in multiple Sub-Portfolios, its combined weight across these Sub-Portfolios is used in the Index. Each Sub-Portfolio is reconstituted and rebalanced annually, resulting in at least a part of the Index being reconstituted and rebalanced each quarter and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies and information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies and information technology companies, although this may change from time to time.